Consolidated Statement of Comprehensive Income - Deutsche Bank AG [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 4,481	€ 6,452	€ 5,554
Other comprehensive income, Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	264	(286)	1,203
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(180)	(62)	91
Total of income tax related to items that will not be reclassified to profit or loss	61	(155)	667
Items that are or may be reclassified to profit or loss, Financial assets at fair value through other comprehensive income
Unrealized net gains (losses) arising during the period, before tax	395	(205)	1,496
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(48)	0	216
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(242)	439	(819)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(234)	(395)	(71)
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	822	(1,284)	331
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(3)	3	20
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(2)	(25)	20
Total of income tax related to items that are or may be reclassified to profit or loss	(282)	32	(654)
Other comprehensive income (loss), net of tax	676	(497)	(417)
Total comprehensive income (loss), net of tax	5,156	5,955	5,137
Attributable to [Abstract]
Noncontrolling interests	192	77	185
Deutsche Bank shareholders and additional equity components	€ 4,965	€ 5,878	€ 4,952